Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)					$ 3.63
Social Finance, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments for withholdings of taxes	$ 25,989	$ 4,640	$ 31,259	$ 21,411	$ 3,154
Taxes paid related to net share settlement of stock-based awards	$ 25,989	4,640	$ 31,259	$ 21,411	3,154
Stock options granted (in shares)	0		217,275	0
Compensation cost related to unvested stock options	$ 12,900		$ 17,209
Weighted average grant date fair value (in dollars per share)			$ 4.26
Common stock, weighted average fair value during period (in dollars per share)	$ 34.86		13.37	$ 11.28
Social Finance, Inc. | Common Stock | Common Stock Transaction
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, price per share (in dollars per share)			$ 18.43
Social Finance, Inc. | Amended and Restated 2011 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)	88,426,267		88,426,267
Social Finance, Inc. | Stock Plan Assumed in Business Combination
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)	35,000		35,000
Social Finance, Inc. | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments for withholdings of taxes	$ 25,989	$ 4,640
Taxes paid related to net share settlement of stock-based awards			$ 31,259	$ 21,411	$ 3,154
Compensation cost related to share based awards, period for recognition	3 years 4 months 24 days		3 years 4 months 24 days
Unrecognized compensation	$ 407,700		$ 310,100
Granted (in dollars per share)	$ 35.81		$ 13.57	$ 11.28	$ 11.45
Social Finance, Inc. | Restricted stock units | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period			2 years
Social Finance, Inc. | Restricted stock units | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, percentage			25.00%
Share award vesting rights, period			1 year
Social Finance, Inc. | Restricted stock units | Alternative vesting schedule one, first anniversary of commencement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, percentage			20.00%
Share award vesting rights, period			1 year
Social Finance, Inc. | Restricted stock units | Alternative vesting schedule one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period			4 years
Social Finance, Inc. | Restricted stock units | Alternative vesting schedule two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, percentage			25.00%
Share award vesting rights, period			1 year
Social Finance, Inc. | Restricted stock units | Alternative vesting schedule three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period			3 years
Social Finance, Inc. | Restricted stock units | Second anniversary of commencement date | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period			2 years
Social Finance, Inc. | Restricted stock units | Maximum | Alternative vesting schedule four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period			4 years
Social Finance, Inc. | Restricted stock units | Minimum | Alternative vesting schedule four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period			1 year
Social Finance, Inc. | Common stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share awards, expiration period			10 years
Share awards, expiration period after employee termination			90 days
Compensation cost related to share based awards, period for recognition	1 year 8 months 12 days		1 year 9 months 18 days
Aggregate intrinsic value of stock options exercised			$ 13,610	$ 13,422	$ 6,713
Aggregate intrinsic value of stock options outstanding			146,144
Aggregate intrinsic value of stock options exercisable			$ 97,911
Social Finance, Inc. | Common stock options | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, percentage			25.00%
Share award vesting rights, period			1 year
Social Finance, Inc. | Common stock options | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period			3 years
Social Finance, Inc. | Common stock options | Alternative vesting schedule one, first anniversary of commencement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, percentage			20.00%
Share award vesting rights, period			1 year
Social Finance, Inc. | Common stock options | Alternative vesting schedule one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period			4 years
Social Finance, Inc. | Common stock options | Alternative vesting schedule two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period			4 years
Social Finance, Inc. | Common stock options | Alternative vesting schedule three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share award vesting rights, period			2 years